Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements
5. Fair Value Measurements
The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the nine months ended September 30, 2023 and 2022. The carrying amount of accounts payable approximated fair value as they are short term in nature.

Fair Value on a
Non-recurring
Basis
The fair value of
non-financial
assets measured at fair value on a
non-recurring
basis, classified as Level 3 in the fair value hierarchy, is determined based on using market-based approaches, or estimates of discounted expected future cash flows.
Fair Value on a Recurring Basis
The Company follows the guidance in ASC 820 Fair Value Measurements and Disclosures for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually. The estimated fair value of the convertible notes bifurcated embedded derivative liabilities and SAFE represent Level 3 measurements.
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2023	December 31, 2022
Liabilities:
Bifurcated embedded derivative liabilities	3	$1,552,781	$893,216
Bifurcated embedded derivative liabilities—related party	3	$3,024,219	$1,889,084
SAFE	3	$644,146	$829,139
SAFE—related party	3	$6,709,854	$8,636,861
Bifurcated Embedded Derivative Liability
The fair value of the embedded put option was determined using a Black Scholes option pricing model. Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the embedded conversion features are initially and subsequently carried at fair values, the Company’s consolidated statements of operations will reflect the volatility in these estimate and assumption changes. Refer to Note 10 for further details.
The following tables set forth a summary of the changes in the fair value of the bifurcated embedded derivative liability, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$—	$4,000
Issuance of convertible notes with bifurcated embedded derivatives	1,365,300	619,700
Issuance of CP BF convertible notes with bifurcated embedded derivative	1,375	625
Extinguishment of Old Alco Note derivative	(70,000)	—
Change in fair value	592,409	268,891

Balance at December 31, 2022	1,889,084	893,216
Issuance of convertible notes with bifurcated embedded derivative	1,062,776	623,065
Change in fair value	72,359	36,500

Balance at September 30, 2023	$3,024,219	$1,552,781

Simple Agreements for Future Equity (SAFE)
During 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements (the “SAFEs”). In the event of an Equity Financing (as defined in the SAFEs agreements), the SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The number of shares required to be issued to settle the SAFEs at the equity financing is variable, because that number will be determined by the discounted fair value of the Company’s equity shares on the date of settlement (i.e., Discount Price). Regardless of the fair value of the shares on the date of settlement, the holder will receive a fixed monetary value based on the Purchase Amount of the SAFE. If there is a Liquidity Event or SPAC Transaction before the settlement or termination of the SAFEs, the SAFEs will automatically be entitled to receive a portion of Proceeds, due and payable immediately prior to, or concurrent with, the consummation of such Liquidity Event or SPAC Transaction, equal to the greater of (i) two times (2x) the Purchase Amount (the
“Cash-Out
Amount”) or (ii) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity Price (as defined in the SAFEs agreements). Refer to Note 11 for additional information related to the Company’s SAFEs.
The fair value of the SAFEs was determined using a scenario-based method for the pre-modification
SAFE’s and a Monte Carlo simulation method for the post-modification SAFEs. The value of the SAFE liability as of September 30, 2023 and December 31, 2022 is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the SAFEs on the date of issuance was determined to be $3,836,000. Refer to Note 11 for further details.
The following tables set forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See Note 11 for further detail), which represents a recurring fair value measurement at the end of each reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$3,062,956	$294,044
Change in fair value	4,001,825	384,175
Loss on modification	1,572,080	150,920

Balance at December 31, 2022	8,636,861	829,139
Change in fair value	(1,927,007)	(184,993)

Balance at September 30, 2023	$6,709,854	$644,146

7. Fair Value Measurements
Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the years ended December 31, 2022 and 2021. The carrying amount of accounts payable approximated fair value as they are short term in nature.

Fair Value on a
Non-recurring
Basis
The fair value of
non-financial
assets measured at fair value on a
non-recurring
basis, classified as Level 3 in the fair value hierarchy, is determined based on using market-based approaches, or estimates of discounted expected future cash flows. Refer to Note 3 for further detail regarding any applicable impairment expenses recognized with regard to the measurement of non-financial
assets at fair value on a
non-recurring
basis.
Fair Value on a Recurring Basis
The Company follows the guidance in ASC 820 Fair Value Measurements and Disclosures for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually. The estimated fair value of the convertible notes bifurcated embedded derivative liabilities, and SAFE represent Level 3 measurements.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Liabilities:
Bifurcated embedded derivative liabilities	3	$893,216	$4,000
Bifurcated embedded derivative liabilities-related party	3	$1,889,084	$—
SAFE	3	$829,139	$294,044
SAFE-related party	3	$8,636,861	$3,062,956
Bifurcated Embedded Derivative Liability
The fair value of the embedded put option was determined using a Black Scholes option pricing model. Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the embedded conversion features are initially and subsequently carried at fair values, the Company’s consolidated statements of operations will reflect the volatility in these estimate and assumption changes. Refer to Note 13 for further details.
The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative liability, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2020	$—	$—
Issuance of CP BF convertible notes with bifurcated embedded derivative	—	3,000
Change in fair value	—	1,000

Balance at December 31, 2021	—	4,000
Issuance of convertible notes with bifurcated embedded derivatives	1,365,300	619,700
Issuance of CP BF convertible notes with bifurcated embedded derivative	1,375	625
Extinguishment of Old Alco Note derivative	(70,000)	—
Change in fair value	592,409	268,891

Balance at December 31, 2022	$1,889,084	$893,216

Simple Agreements for Future Equity (SAFE)
During the year ended December 31, 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements (the “SAFEs”) with both related and unrelated parties. In the event of an Equity Financing (as defined in the SAFEs agreements), the SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The number of shares required to be issued to settle the SAFEs at the equity financing is variable, because that number will be determined by the discounted fair value of the Company’s equity shares on the date of settlement (i.e., Discount Price). Regardless of the fair value of the shares on the date of settlement, the holder will receive a fixed monetary value based on the Purchase Amount of the SAFE. If there is a Liquidity Event or SPAC Transaction before the settlement or termination of the SAFEs, the SAFEs will automatically be entitled to receive a portion of Proceeds, due and payable immediately prior to, or concurrent with, the consummation of such Liquidity Event or SPAC Transaction, equal to the greater of (i) two times (
2
x) the Purchase Amount (the
“Cash-Out
Amount”) or (ii) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity Price. Refer to Note 14 for additional information related to the Company’s SAFEs.
The fair value of the SAFEs was determined using a scenario-based method for the pre-modification
SAFE’s and a Monte Carlo simulation method for the post-modification SAFEs. The value of the SAFE liability as of December 31, 2022 and 2021 is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the SAFEs on the date of issuance was determined to be $3,836,000. Refer to Note 14 for further details.
The following table sets forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See Note 14 for further detail), which represents a recurring fair value measurement at the end of each reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2020	$—	$—
Issuance of SAFEs	3,500,000	336,000
Change in fair value	(437,044)	(41,956)

Balance at December 31, 2021	3,062,956	294,044
Change in fair value	4,001,825	384,175
Loss on modification	1,572,080	150,920

Balance at December 31, 2022	$8,636,861	$829,139

7GC Co Holdings INC [Member]
Fair Value Measurements
Note 9-Fair Value Measurements
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
September 30, 2023

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$—	$1,035,000	$—
Derivative warrant liabilities - Private Placement	$—	$661,500	$—

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$805,000	$—	$—
Derivative warrant liabilities - Private Placement	$—	$514,500	$—
There were
no
 assets that were required to be measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022. Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement, as the Public Warrants were separately listed and traded in February 2021. The estimated fair value of the Private Placement Warrants was transferred from a Level 3 fair value measurement to a Level 2 fair value measurement in the fourth quarter of 2022. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant due to the low probability of the redemption feature only applicable to the Public Warrants being triggered. The Public Warrants were transferred to Level 2 in the first quarter of 2023 due to the low trading volume of the security.
The fair values of the Public Warrants and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair values of the Private Placement Warrants have continued to be measured using a similar simulation model through September 30, 2023. The fair values of Public Warrants have been measured based on the listed market price of such warrants, until December 31, 2022 until trading volume decreased and the public warrants were valued in a similar manner as the private warrants.
In the periods three months and nine months ended September 30, 2023 and year ended December 31, 2022, the Company recognized a benefit (loss) of approximately $0 million, $
0.4
million and $
10.3
million, respectively, resulting from changes in the fair value of the derivative warrant liabilities, presented as change in fair value of derivative warrant liabilities in the accompanying condensed consolidated statements of operations.
The estimated fair values of the Private Placement Warrants and the Public Warrants prior to being separately listed and traded, were initially determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The changes in the fair value of the Level 3 derivative warrant liabilities for the nine months ended September 30, 2022, are summarized as follo
w
s:

2022
Derivative warrant liabilities at January 1,	$4,557,000
Change in fair value of derivative warrant liabilities	(2,793,000)
Transfer of Public Warrants to Level 1	—

Derivative warrant liabilities at March 31, 2022,	1,764,000
Change in fair value of derivative warrant liabilities	(1,102,500)

Derivative warrant liabilities at June 30, 2022	$661,500
Change in fair value of derivative warrant liabilities	(514,500)

Derivative warrant liabilities at September 30, 2022	$147,000

Note
9-Fair
Value Measurements
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$805,000	$—	$—
Derivative warrant liabilities - Private Placement	$—	$514,500	$—
December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$230,023,192	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$7,015,000	$—	$—
Derivative warrant liabilities - Private	$—	$—	$4,557,000
There were no assets that were required to be measured at fair value on a recurring basis as of December 31, 2022. Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement, as the Public Warrants were separately listed and traded in February 2021.
The estimated fair value of the Private Placement Warrants was transferred from a Level 3 fair value measurement to a Level 2 fair value measurement in the fourth quarter of 2022. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant due to the low probability of the redemption feature only applicable to the Public Warrants being triggered.
At December 31, 2021, Level 1 instruments include investments in U.S. government securities and investments in money market and mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value
s
of the Public Warrants and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value
s
of the Private Placement Warrants have continued to be measured using a Monte Carlo simulation model through September 30, 2022 and have since then relied on the quoted listed trading price of the Public Warrants. The fair value
s
of Public Warrants have been measured based on the listed market price of such warrants, a Level 1 measurement, since the three months ended March 31, 2021 reporting period.
In the years ended December 31, 2022 and 2021, the Company recognized a benefit of approximately $10.3 million and approximately $14.3 million, respectively, resulting from decreases in the fair value of the derivative warrant liabilities, presented as change in fair value of derivative warrant liabilities in the accompanying consolidated statements of operations.
The estimated fair value
s
of the Private Placement Warrants and the Public Warrants prior to being separately listed and traded, were initially
 determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of December 31, 2021

Volatility	5.7%
Stock price	$9.76
Time to M&A (Yr)	0.50
Risk-free rate	1.31%
Dividend yield	0.0%
T
he changes in the fair value of the Level 3 derivative warrant liabilities for the years ended December 31, 2022 and 2021, are summarized as follows:

Derivative warrant liabilities at December 31, 2020	$25,856,500
Transfer of Public Warrants to Level 1	(8,740,000)
Change in fair value of derivative warrant liabilities	(12,559,500)

Derivative warrant liabilities at December 31, 2021	$4,557,000
Change in fair value of derivative warrant liabilities	(4,410,000)
Transfer of Private Placement Warrants to Level 2	(147,000)

Derivative warrant liabilities at December 31, 2022	$—